Expense Example, No Redemption - Franklin Templeton Aggressive Model Portfolio	May 01, 2021 USD ($)
Class II
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 105
Expense Example, No Redemption, 3 Years	402
Expense Example, No Redemption, 5 Years	722
Expense Example, No Redemption, 10 Years	1,627
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	80
Expense Example, No Redemption, 3 Years	331
Expense Example, No Redemption, 5 Years	602
Expense Example, No Redemption, 10 Years	$ 1,375